UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Heartland International Small Cap Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.32%
Australia - 12.02%
Beach Energy Ltd.	200,000	$191,834
Collection House Ltd. (c)	190,000	135,415
Crocodile Gold Corp. (a)	400,000	461,119
Goodman Fielder Ltd.	100,000	121,211
Industrea Ltd.	383,600	526,222
		1,435,801
Brazil - 3.62%
Camargo Correa Desenvolvimento Imobiliario S/A	100,000	432,744
Canada - 15.21%
Canam Group, Inc.	40,000	333,488
Miranda Technologies, Inc. (a)	85,000	588,801
Seabridge Gold, Inc. (a)	10,000	333,500
Sherritt International Corp.	60,000	561,371
		1,817,160
France - 1.04%
Ciments Francais SA	1,300	123,603
Germany - 4.80%
Einhell Germany AG	6,000	337,813
KSB AG	200	170,839
Vossloh AG	500	64,384
		573,036
Hong Kong - 3.92%
Clear Media Ltd. (a)	200,000	124,551
Keck Seng Investments	700,000	343,528
		468,079
Japan - 24.44%
Alpine Electronics, Inc.	32,000	466,905
Alps Logistics Co. Ltd.	30,000	366,061
Chiba Bank Ltd.	60,000	411,708
Fukuda Denshi Co. Ltd.	14,000	446,337
Medikit Co. Ltd.	700	214,950
Ministop Co. Ltd.	13,300	230,318
Nippon Seiki Co. Ltd.	37,000	495,550
Takamatsu Construction Group Co. Ltd.	19,900	287,148
		2,918,977
Mexico - 4.82%
Gammon Gold, Inc. (a)	65,000	576,038
Norway - 0.61%
TGS Nopec Geophysical Co. ASA	2,800	72,394
Republic of Korea - 1.54%
NongShim Co.	1,000	183,305
Sweden - 3.21%
Concordia Maritime AB	60,000	175,256
Industrial & Financial Systems AB	12,500	208,215
		383,471
Thailand - 2.79%
Esso Thailand PCL	1,200,000	333,014
United Kingdom - 9.31%
Galliford Try PLC	95,000	573,626
Home Retail Group	150,000	538,233
		1,111,859
TOTAL COMMON STOCKS (Cost $9,914,580)		10,429,481

PREFERRED STOCKS - 3.14%
Brazil - 3.14%
Cia De Saneamento do Parana	150,000	375,045
TOTAL PREFERRED STOCKS (Cost $274,497)		375,045

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 15.24%
Time Deposits - 15.24%
Wells Fargo (Grand Cayman), 0.039% (b)	$1,820,380	1,820,380
TOTAL SHORT-TERM INVESTMENTS (Cost $1,820,380)		1,820,380
Total Investments (Cost $12,009,457) - 105.70%		12,624,906
Liabilities in Excess of Other Assets - (5.70)%		(680,381)
TOTAL NET ASSETS - 100.00%		$11,944,525

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
The rate shown is the rate as of February 28, 2011.
(c)	The Adviser has determined this security to be illiquid. The total value of illiquid securities at February 28, 2011 was $135,415, comprising 1.13% of net assets, while the remainder of the Fund's net assets, 98.87% were liquid.

Abbreviations:
AB	Aktiebolag is a Swedish term that signifies a publicly-traded or privately-held stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PCL	Public Company Lmited by shares.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S/A	Sociedades Anonimas a Brazlian term which signifies a corporation.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$12,009,457
Gross unrealized appreciation	821,232
Gross unrealized depreciation	(205,783)
Net unrealized appreciation	$615,449

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$4,683,964	$5,745,517	$-	$10,429,481
Preferred Stocks	375,045	-	-	375,045
Total Equity	5,059,009	5,745,517	-	10,804,526

Short-Term Investments	$-	$1,820,380	$-	$1,820,380

Total Investments in Securities	$5,059,009	$7,565,897	$-	$12,624,906

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011